OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Tax Effects Allocated to Each Component of Other Comprehensive Loss

The tax effects allocated to each component of other comprehensive loss are as follows:

Years Ended December 31,	2014	2013	2012
Foreign currency translation adjustment	$(21,117)	$(16,365)	$(3,191)

Unrealized gain on cash flow hedging instruments	384	—	—
Income tax expense	(104)	—	—

Unrealized gain on cash flow hedging instruments, net of tax	280	—	—

Unrealized gain on available-for-sale securities	1	39	63
Income tax expense	—	(15)	(28)

Unrealized gain on available-for-sale securities, net of tax	1	24	35

Other comprehensive loss	$(20,836)	$(16,341)	$(3,156)

Schedule of Accumulated Other Comprehensive Loss

The changes in each component of accumulated other comprehensive loss, net of tax, are as follows:

Years Ended December 31,	2014	2013	2012
Foreign currency translation adjustment:
Beginning balance	$(11,181)	$(1,785)	$—
Current period other comprehensive loss	(12,442)	(9,396)	(1,785)

Ending balance	(23,623)	(11,181)	(1,785)

Cash flow hedging instruments:
Beginning balance	—	—	—
Current period other comprehensive income	168	—	—
Less reclassification adjustments	—	—	—

Ending balance	168	—	—

Available-for-sale securities:
Beginning balance	(293)	(317)	(352)
Current period other comprehensive income	1	24	35

Ending balance	(292)	(293)	(317)

Accumulated other comprehensive loss, net of tax	$(23,747)	$(11,474)	$(2,102)